Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								Value of Initial Fixed $100 Investment Based on:
Fiscal Year		Summary Compensation Table Total for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)	Net Income ($)(7) (in thousands)	Adjusted Operating Income ($)(8) (in thousands)
(a)		(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
		Robert E. Price	Sherry S. Bahrambeygui	Robert E. Price	Sherry S. Bahrambeygui
2025		$—	N/A	$—	N/A	$1,991,879	$3,372,505	$175	$156	$147,887	$237,588
2024	(9)	—	N/A	—	N/A	6,102,552	7,396,819	144	127	138,875	220,944
2023		—	$8,595,042	—	$5,356,031	1,821,651	1,994,183	125	103	109,205	205,128
2022		N/A	10,182,186	N/A	7,318,252	1,634,296	1,282,072	98	90	104,553	178,592
2021		N/A	7,550,113	N/A	9,430,543	1,260,906	1,631,591	130	113	981,590	151,678

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our Chief Executive Officer) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the NEOs (excluding our Chief Executive Officer) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2025, Gualberto Hernandez, Michael L. McCleary, John D. Hildebrandt, Francisco Velasco and David N. Price; (ii) for 2024, Mr. McCleary, Mr. Hildebrandt, Mr. Velasco and Mr. D. Price; (iii) for 2023, Mr. McCleary, Mr. Hildebrandt, Mr. Velasco, Ana Luisa Bianchi and Nicolas Maslowski; (iv) for 2022, Mr. McCleary, Mr. Hildebrandt, Mr. Velasco, Juan Ignacio Biehl and William J. Naylon; and (v) for 2021, Mr. McCleary, Mr. Naylon, Mr. Velasco and Mr. Hildebrandt.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 500 Consumer Discretionary Distribution & Retail Index over the same period.
PEO Total Compensation Amount			$ 8,595,042	$ 10,182,186	$ 7,550,113
PEO Actually Paid Compensation Amount			5,356,031	7,318,252	9,430,543
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” to Mr. Price and Ms. Bahrambeygui, as computed in accordance with Item 402(v) of Regulation S-K, for the fiscal years in which each served as our Chief Executive Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to him during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table total compensation for each year to determine the compensation actually paid for the relevant fiscal year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
Mr. Price
2025	$—	$—	$—	$—
2024	—	—	—	—
2023	—	—	—	—
Ms. Bahrambeygui
2025	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A
2023	$8,595,042	$(6,237,921)	$2,998,910	$5,356,031
2022	10,182,186	(6,286,988)	3,423,054	7,318,252
2021	7,550,113	(3,576,958)	5,457,388	9,430,543
(a)The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” and “Option Awards” column of the “Summary Compensation Table” for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The Company did not (i) grant any equity awards that were granted and vested in the same year or (ii) pay any dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-end Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments ($)
Price, Robert E.
2025	$—	$—	$—	$—	$—	$—	$—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
Bahrambeygui, Sherry S.
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	$2,919,221	$—	$2,471,250	$(448,033)	$(1,943,528)	$—	$2,998,910
2022	3,868,201	(503,048)	1,127,973	(476,450)	(593,624)	—	3,423,054
2021	3,180,659	432,177	1,210,595	(633,958)	—	—	5,457,388

Non-PEO NEO Average Total Compensation Amount	$ 1,991,879	$ 6,102,552	1,821,651	1,634,296	1,260,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,372,505	7,396,819	1,994,183	1,282,072	1,631,591
Adjustment to Non-PEO NEO Compensation Footnote
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our Chief Executive Officer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our Chief Executive Officer) during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our Chief Executive Officer) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$1,991,879	$(1,229,022)	$2,609,648	$3,372,505
2024	6,102,552	(4,907,780)	6,202,047	7,396,819
2023	1,821,651	(614,734)	787,266	1,994,183
2022	1,634,296	(586,315)	234,091	1,282,072
2021	1,260,906	(368,831)	739,516	1,631,591
(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year-end Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	$1,482,011	$1,054,736	$—	$72,901	$—	$—	$2,609,648
2024	6,123,958	59,009	—	19,080	—	—	6,202,047
2023	624,093	44,866	178,658	33,492	(93,842)	—	787,266
2022	295,066	(61,519)	105,339	(104,796)	—	—	234,091
2021	342,290	159,235	110,223	127,768	—	—	739,516

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and the S&P 500 Consumer Discretionary Distribution & Retail Index
The following graph sets forth the relationship between the compensation actually paid to Mr. Price, Ms. Bahrambeygui (the prior Chief Executive Officer), the average amount of compensation actually paid to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the TSR of the S&P 500 Consumer Discretionary Distribution & Retail Index over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the compensation actually paid to Mr. Price, Ms. Bahrambeygui, the average amount of compensation actually paid to our other NEOs, the average amount of compensation actually paid to our other NEOs, and the Company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Operating Income
The following graph sets forth the relationship between compensation actually paid to Mr. Price, Ms. Bahrambeygui, the average amount of compensation actually paid to our other NEOs, the average amount of compensation actually paid to our other NEOs, and our adjusted operating income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and the S&P 500 Consumer Discretionary Distribution & Retail Index
The following graph sets forth the relationship between the compensation actually paid to Mr. Price, Ms. Bahrambeygui (the prior Chief Executive Officer), the average amount of compensation actually paid to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the TSR of the S&P 500 Consumer Discretionary Distribution & Retail Index over the same period.

Tabular List, Table	Adjusted operating income •Net merchandise sales •Net merchandise sales—constant currency
Total Shareholder Return Amount	$ 175	144	125	98	130
Peer Group Total Shareholder Return Amount	156	127	103	90	113
Net Income (Loss)	$ 147,887,000	$ 138,875,000	$ 109,205,000	$ 104,553,000	$ 981,590,000
Company Selected Measure Amount	237,588,000	220,944,000	205,128,000	178,592,000	151,678,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.“Adjusted operating income” is measured as reported operating income adjusted for items that are not the result of our normal operations. For fiscal year 2025, the Compensation Committee approved add backs for the impact for the impact of our change in the foreign exchange accrual impacting operating income, the CFO transition, the corporate headquarters relocation and the closure of some of our produce distribution centers. For fiscal year 2024, no add backs were included. For fiscal year 2023, the Compensation Committee approved add backs for the impact of separation costs associated with our Chief Executive Officer departure, less savings associated with our Interim CEO’s choosing to decline to receive compensation for his services; the write-off of certain VAT receivables following unfavorable court rulings; $2.1 million of Aeropost-related write-offs in the first quarter of fiscal year 2023 and $660,000 of a receivable written-off in connection with the settlement in the third quarter of fiscal year 2023 of a claim for indemnification from the buyer of the Aeropost business; a $5.1 million adjustment representing 50% of impairment and closure costs and other unbudgeted losses associated with our Trinidad sustainable packaging plant; and a $9.2 million charge to settle minimum tax litigation in one of our markets. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted operating income is the financial performance measure that, in the Company’s and the Compensation Committee’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Reconciliation and further information for adjusted operating income in the most recent two years can be found on Appendix A.
(9)Amounts in column (d) and (e) for fiscal year 2024 reflect the impact of significant grants made in fiscal year 2024 in connection with the Compensation Committee’s determination in October 2023 (fiscal year 2024) to move from grants with three years of vesting to grants with five years of vesting. The Company does not expect to repeat these significant adjustment grants in future periods.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Net merchandise sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net merchandise sales—constant currency
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,237,921)	$ (6,286,988)	$ (3,576,958)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,998,910	3,423,054	5,457,388
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,919,221	3,868,201	3,180,659
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(503,048)	432,177
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,471,250	1,127,973	1,210,595
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(448,033)	(476,450)	(633,958)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,943,528)	(593,624)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,229,022)	$ (4,907,780)	(614,734)	(586,315)	(368,831)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,609,648	6,202,047	787,266	234,091	739,516
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,482,011	6,123,958	624,093	295,066	342,290
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,736	59,009	44,866	(61,519)	159,235
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	178,658	105,339	110,223
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,901	19,080	33,492	(104,796)	127,768
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(93,842)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0